Subsidiaries (Investments - OPC Energy) (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended														12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 ILS (₪)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪)	Oct. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	May 31, 2020 ILS (₪)	Feb. 28, 2020 USD ($)	Jan. 31, 2020	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 ILS (₪)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 ILS (₪)	Mar. 31, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪) shares	Oct. 31, 2020 ILS (₪) ₪ / shares shares	Feb. 28, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪) shares	Sep. 30, 2019 ₪ / shares	Jun. 30, 2019 ₪ / shares	Jan. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Jan. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Total consideration transferred																												$ 260,000
Non-controlling interests															$ 209,185		$ 88,436
Accumulated profits															459,820		(10,949)
Ddistributed dividends															$ 132,545		$ 98,292		$ 100,118
Number of shares issued | shares															13,000		31,000			13,000			31,000
Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Period of desalination facility			25 years	25 years
Final assessment			$ 62,000
Bank guarantee by OPC [Member] | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Percentage of reimbursement received	25.00%	25.00%
Reimbursement for expenses	$ 2,000
OPC Guarantee in OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Corporate guarantees															$ 26,000
Tzomet [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred								$ 23,000
Proportion of ownership interest														95.00%
Repayments of borrowings								16,000
Tzomet [Member] | Previous Owners [Member]
Disclosure of subsidiaries [line items]
Repayments of borrowings								2,000
Rotem [Member]
Disclosure of subsidiaries [line items]
Dividends declared								$ 50,000									$ 54,000		32,000
Ddistributed dividends																	92,000
Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests															136,000
Accumulated profits															$ 182,000
Ddistributed dividends																	$ 48,000
NIS | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Final assessment | ₪				₪ 200,000
NIS | OPC Guarantee in OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Corporate guarantees | ₪																				₪ 85,000
NIS | OPC Guarantee in OPC Tzomet [Member] | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Reimbursement for expenses | ₪		₪ 7,000
NIS | Rotem [Member]
Disclosure of subsidiaries [line items]
Dividends declared | ₪																						₪ 170,000	₪ 190,000				₪ 116,000
Ddistributed dividends | ₪																		₪ 236,000
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															20.00%	20.00%
OPC Rotem [Member]
Disclosure of subsidiaries [line items]
Period of license															30 years	30 years
O.P.C. Hadera Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															100.00%	100.00%	100.00%	100.00%
Period of license															20 years	20 years
Additional period of license															10 years	10 years
Tzomet Power Plant [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiary															$ 216,000
Tzomet Power Plant [Member] | NIS
Disclosure of subsidiaries [line items]
Investment in subsidiary | ₪																				₪ 694,000
OPC owns OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															95.00%	95.00%
Acquisition of OPC Tzomet minority interest [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred																										$ 8,000
Percentage share of trustee holds in Tzomet share capital																										5.00%
Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Period of license															24 years 11 months	24 years 11 months
Exchange for aggregate amount															$ 9,000
Capitalization fees for Land															60,000
Unpaid balance of initial asssesment															$ 14,000
Lease of OPC Tzomet land [Member] | Bank guarantee by OPC [Member]
Disclosure of subsidiaries [line items]
Percentage of initial assessment									25.00%
Lease of OPC Tzomet land [Member] | OPC Guarantee in OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Percentage of initial assessment									75.00%
Lease of OPC Tzomet land [Member] | General Partner [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															1.00%	1.00%
Lease of OPC Tzomet land [Member] | GeneralPartner Kibbutz [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															26.00%	26.00%
Lease of OPC Tzomet land [Member] | General Partner OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															74.00%	74.00%
Lease of OPC Tzomet land [Member] | Limited Partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															99.00%	99.00%
Lease of OPC Tzomet land [Member] | Limited Partners Kibbutz [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															26.00%	26.00%
Lease of OPC Tzomet land [Member] | Limited Partners OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															73.00%	73.00%
Lease of OPC Tzomet land [Member] | NIS
Disclosure of subsidiaries [line items]
Exchange for aggregate amount | ₪																₪ 30,000
Capitalization fees for Land | ₪																207,000
Unpaid balance of initial asssesment | ₪																₪ 44,000
OPC Sorek 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest															100.00%	100.00%	100.00%	100.00%
Period of desalination facility						25 years	25 years
Cost of project						$ 62,000
OPC Sorek 2 Ltd. [Member] | NIS
Disclosure of subsidiaries [line items]
Cost of project | ₪							₪ 200,000
OPC [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred					$ 2,000
Proportion of ownership interest															58.60%	58.60%
Increase decrease in equity interest					8.00%					3.00%	3.00%	3.00%	3.00%
Non-controlling interests										$ 20,000		$ 14,000			$ 208,080		$ 87,435		$ 65,215
Accumulated profits										$ 24,000		$ 19,000
OPC [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest					62.00%					70.00%	70.00%	73.00%	73.00%
OPC [Member] | Top of range [Member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest					70.00%					73.00%	73.00%	76.00%	76.00%
OPC [Member] | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares												5,179,147
Shares issued price per share | ₪ / shares																									₪ 23.17
Shares issued, value												$ 33,000
OPC [Member] | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares										5,849,093
Shares issued price per share | ₪ / shares																								₪ 26.5
Shares issued, value										$ 44,000
OPC [Member] | Public [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred					$ 101,000
Number of shares issued | shares					10,700,200										23,022,100					23,022,100	10,700,200
Shares issued price per share | ₪ / shares																					₪ 0.01
Shares issued, value															$ 217,000
Issuance expenses															1,000
OPC [Member] | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares					11,713,521																11,713,521
Shares issued price per share | ₪ / shares																					₪ 29.88
Shares issued, value															103,000
Issuance expenses															$ 1,000
OPC [Member] | NIS
Disclosure of subsidiaries [line items]
Total consideration transferred | ₪																					₪ 5,000
OPC [Member] | NIS | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪													₪ 120,000
OPC [Member] | NIS | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪											₪ 155,000
OPC [Member] | NIS | Public [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪																₪ 737,000
Issuance expenses | ₪																5,000
OPC [Member] | NIS | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪																350,000
Issuance expenses | ₪																₪ 5,000